Consolidated Statements of Changes in Shareholder's Equity (USD $) In Millions, except Share data		Total USD ($)	Share capital	Additional paid-in capital USD ($)	Accumulated (loss)/Retained earnings USD ($)	Accumulated other comprehensive income/(loss) USD ($)	Equity attributable to Company Shareholder USD ($)	Non-controlling interests USD ($)
Beginning balance at Jun. 30, 2009		$ 1,181.8		$ 446.4	$ 686.6	$ 36.9	$ 1,169.9	$ 11.9
Beginning balance (in shares) at Jun. 30, 2009			1,000
Net income/(loss)		137.6			138.4		138.4	(0.8)
Dividends declared		(121.0)			(121.0)		(121.0)
Stock-based compensation		33.2		33.2			33.2
Other comprehensive income	[1]	77.1				77.6	77.6	(0.5)
Ending balance at Jun. 30, 2010		1,308.7		479.6	704.0	114.5	1,298.1	10.6
Ending balance (in shares) at Jun. 30, 2010			1,000
Net income/(loss)		(40.5)			(39.7)		(39.7)	(0.8)
Dividends declared		(49.6)			(49.6)		(49.6)
Distribution of shareholding in South Deep		(2,949.7)		(605.2)	(2,330.3)		(2,935.5)	(14.2)
Stock-based compensation		198.4		198.4			198.4
Other comprehensive income	[1]	(104.4)				(105.4)	(105.4)	1.0
Ending balance at Dec. 31, 2010		(1,637.1)		72.8	(1,715.6)	9.1	(1,633.7)	(3.4)
Ending balance (in shares) at Dec. 31, 2010			1,000
Net income/(loss)		340.7			340.8		340.8	(0.1)
Dividends declared		(335.6)			(335.6)		(335.6)
Stock-based compensation		33.0		33.0			33.0
Other comprehensive income	[1]	273.8				273.3	273.3	0.5
Transactions with non-controlling interests						(1.0)	(1.0)	1.0
Ending balance at Dec. 31, 2011		(1,325.2)		105.8	(1,710.4)	281.4	(1,323.2)	(2.0)
Ending balance (in shares) at Dec. 31, 2011		1,000	1,000
Net income/(loss)		362.3			362.2		362.2	0.1
Dividends declared		(95.5)			(95.5)		(95.5)
Stock-based compensation		32.2		32.2			32.2
Other comprehensive income	[1]	60.9				59.6	60.8	1.3
Transactions with non-controlling interests		0.1						0.1
Ending balance at Dec. 31, 2012		$ (965.2)		$ 138.0	$ (1,443.7)	$ 341.0	$ (963.5)	$ (0.5)
Ending balance (in shares) at Dec. 31, 2012		1,000	1,000

[1]	Accumulated other comprehensive income/(loss) comprises translation adjustments